ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS
Net income attributable to shareholders of the Company	¥ 5,975,643	$ 854,507	¥ 6,248,116	¥ 4,268,577
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	(207,571)	(29,682)	46,534	17,118
Other comprehensive income (loss)	(207,571)	(29,682)	46,534	17,118
Total comprehensive income	5,768,072	824,825	6,294,650	4,285,695
Comprehensive income attributable to ordinary shareholders	5,782,120	826,834	6,310,848	4,302,454
Parent Company | Reportable Legal Entities
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS
Net income attributable to shareholders of the Company	5,989,691	856,516	6,264,314	4,285,336
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	(207,571)	(29,682)	46,534	17,118
Other comprehensive income (loss)	(207,571)	(29,682)	46,534	17,118
Total comprehensive income	5,782,120	826,834	6,310,848	4,302,454
Comprehensive income attributable to ordinary shareholders	¥ 5,782,120	$ 826,834	¥ 6,310,848	¥ 4,302,454